Note 14 - Segmented Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
14.	Segmented information

The Company's operations comprise a single reportable segment engaged in the research, development targeting health and wellness solutions for the companion pet. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in the United States of America (“US”).

	December 31, 2017	December 31, 2016
	$	$
Total assets
Canada	3,519,918	114,912
US	1,695,904	4,460,646

Total property and equipment
US	371,157	289,034